Share-based payments - Movements in the weighted average exercise price of share options (Details) - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, options outstanding, start of period	£ 308.06	£ 143.28
Weighted average exercise price, options granted during the period		1,178.94	£ 143.28
Weighted average exercise price, options forfeited during the period		204.00
Weighted average exercise price, options outstanding, end of period		308.06	143.28
EMI share option scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, options outstanding, start of period	308.06	143.28
Weighted average exercise price, options granted during the period		1,178.94
Weighted average exercise price, options grant arising due to scheme modification	0.23
Weighted average exercise price, options forfeited during the period	0.83	204.00
Weighted average exercise price, options outstanding, end of period	£ 0.19	£ 308.06	£ 143.28